Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Total Payments
Total	$ 12,980,000	$ 12,980,000
Xuxa mine (Phase I)
Total	$ 12,980,000	$ 12,980,000